Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before taxes	$ 9,384	$ 4,242	$ 2,503
Statutory tax rate	23.00%	23.00%	24.00%
Tax benefit	$ 2,158	$ 976	$ 601
Permanent differences	(322)	(237)	(30)
Valuation allowance	(1,836)	(739)	(535)
Differences in tax rate			(36)
Tax expenses